Note 15 - Other Long-term Liabilities - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Defined Benefit Retirement Indemnity Plans, France [Member]
Benefit obligations at beginning of year		€ 694	[1]	€ 665	[1]	€ 491
Service cost		45		46		35
Interest cost		15		13		16
Actuarial (gain) / loss		88		(30)		123
Amortization of net prior service cost
Benefits paid
Benefit obligations at end of year (1)	[1]	842		694		665
Unrecognized actuarial (gain) loss (2)	[2]	147		58		89
Unrecognized prior service cost (2)	[2]	23		24		25
Accrued pension cost		673		612		550
Benefits paid
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Benefit obligations at beginning of year		906	[3]	742	[3]	640
Service cost		81		72		64
Interest cost		10		8		9
Actuarial (gain) / loss		147				35
Benefits paid		38				4
Benefit obligations at end of year (1)	[3]	1,162		906		742
Unrecognized actuarial (gain) loss (2)	[4]	464		314		299
Unrecognized prior service cost (2)	[4]
Accrued pension cost		697		592		443
Amortization of net loss		16
Benefits paid		(38)				(4)
Exchange rate impact		€ 40		€ 84		€ (2)

[1]	The accumulated benefit obligation was €597 thousand and €474 thousand at December 31, 2016 and 2015 respectively.
[2]	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2017 is €170 thousand.
[3]	The accumulated benefit obligation was €944 thousand and €749 thousand at December 31, 2016 and 2015, respectively.
[4]	The amount in accumulated other comprehensive income (loss) to be recognised as components of net periodic benefit costs in 2016 is €464 thousand.